Expense Example - Rising US Dollar ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	633	1,112	2,435	281	933	1,610	3,415